                                                                           UNITED STATES
                                                                SECURITIES AND EXCHANGE COMMISSION
                                                                      WASHINGTON, D.C. 20549

                                                                             FORM N-PX

                                                               ANNUAL REPORT OF PROXY VOTING RECORD
                                                                                OF
                                                            REGISTERED MANAGEMENT INVESTMENT COMPANIES

          INVESTMENT COMPANY ACT FILE NUMBER:                                          811-5340

          NAME OF REGISTRANT:                                                          VANGUARD NEW JERSEY TAX-FREE FUNDS

          ADDRESS OF REGISTRANT:                                                       PO BOX 2600, VALLEY FORGE, PA 19482

          NAME AND ADDRESS OF AGENT FOR SERVICE:                                       R. GREGORY BARTON
                                                                                       PO BOX 876
                                                                                       VALLEY FORGE, PA 19482

           REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (610) 669-1000
           DATE OF FISCAL YEAR END:                                                    November 30

           DATE OF REPORTING PERIOD:  JULY 1, 2003 - JUNE 30, 2004

Fund Name:          VANGUARD NEW JERSEY LONG-TERM TAX-EXEMPT FUND
                    The fund held no securities entitled to vote at a meeting of shareholders during the reporting period.

                                                                         SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:     /s/John J. Brennan
           (Heidi Stam)
           John J. Brennan*
           Chairman and Chief Executive Officer

Date:      August 27, 2004

      *  By Power of Attorney.  See File Number 2-57689, filed on December 26, 2002.
         Incorporated by reference.